Warrants (Details Textual) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 14, 2015	Jul. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Mar. 24, 2016	Feb. 29, 2016	Feb. 24, 2016	Feb. 03, 2016	Dec. 31, 2014
Warrants (Textual)
Warrants outstanding			$ 7,875,000	$ 7,875,000
Excess warrants price maximum			9.99%	9.99%
Excess warrants price minimum			4.99%	4.99%
Preferred stock, shares issued			4,578,070	1,369,735	4,578,070				0
Preferred stock issued value			$ 458	$ 137
Common stock, shares issued			9,720,218	8,836,421	9,720,218				3,642,084
Common stock issued value			$ 972	$ 884					$ 364
Subsequent Event [Member]
Warrants (Textual)
Weighted average prices of common stock		56.30%
IPO Warrants [Member]
Warrants (Textual)
Initial public offering			$ 7,500,000	$ 7,500,000
Warrant exercise price			$ 11.50	$ 11.50
Warrants Price Outstanding			0.01	0.01
Warrant sale price			$ 17.50	$ 17.50
Placement Warrants [Member]
Warrants (Textual)
Initial public offering			$ 375,000	$ 375,000
Series A-1 Warrants and Series A-2 Warrants [Member]
Warrants (Textual)
Warrants issued (in shares)			3,000,000	3,000,000
Series B-1 Warrants and Series B-2 Warrants [Member]
Warrants (Textual)
Warrants issued (in shares)			1,000,000	1,000,000
Series A-3 Warrants [Member]
Warrants (Textual)
Warrants issued (in shares)	187,500
Series A-3 Warrants [Member] | Subsequent Event [Member]
Warrants (Textual)
Weighted average prices of common stock		3.30%
Series B-3 Warrants [Member]
Warrants (Textual)
Warrants issued (in shares)	62,500
Series A Warrant [Member]
Warrants (Textual)
Warrant exercise price			$ 4.80	$ 4.80
Warrants expire				Jul. 31, 2020
Series B Warrant [Member]
Warrants (Textual)
Warrant exercise price			$ 5.00	$ 5.00
Market price description			On October 31, 2016, as applicable, if 90% of the average of the four lowest volume-weighted average prices of common stock for the preceding 10 trading days (the "Alternative Market Price") is less than $4.00 (subject an Alternative Market Price floor of $1.80), the holder of a Series B Warrant can exercise such Series B Warrant to acquire on a cashless basis a number of shares of common stock or preferred stock equal to (depending on the Market Price) up to 488.9% of the number of shares that could otherwise be purchased under such Series B Warrant pursuant to a cash exercise, with the lower the Alternative Market Price, the more shares being available for acquisition by the Series B Warrant holder pursuant to this alternative cashless exercise.	On October 31, 2016 or April 30, 2017, as applicable, if 90% of the average of the four lowest volume-weighted average prices of common stock for the preceding 10 trading days (the "Alternative Market Price") is less than $4.00 (subject an Alternative Market Price floor of $1.80), the holder of a Series B Warrant can exercise such Series B Warrant to acquire on a cashless basis a number of shares of common stock or Preferred Stock equal to (depending on the Market Price) up to 488.9% of the number of shares that could otherwise be purchased under such Series B Warrant pursuant to a cash exercise, with the lower the Alternative Market Price, the more shares being available for acquisition by the Series B Warrant holder pursuant to this alternative cashless exercise.
Series B-1 Warrants [Member]
Warrants (Textual)
Warrants expire			Apr. 30, 2017	Apr. 30, 2017
Preferred stock, shares issued						1,527,778		1,680,557
Preferred stock issued value						$ 2,979,167		$ 3,361,114
Series B-2 Warrants and Series B-3 Warrants [Member]
Warrants (Textual)
Warrants expire			Oct. 31, 2016	Oct. 31, 2016
Common stock, shares issued							641,666
Common stock issued value							$ 1,251,249
Series A-1 [Member] | Subsequent Event [Member]
Warrants (Textual)
Weighted average prices of common stock		35.00%
Series A-2 [Member] | Subsequent Event [Member]
Warrants (Textual)
Weighted average prices of common stock		18.00%
Series A-1 Warrants and Series B-1 Warrants
Warrants (Textual)
Excess warrants price maximum				4.99%
Excess warrants price minimum			4.99%